Financial income and expense	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Financial income and expense
24.	Financial income and expense
Financial income

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Interest income
Financial assets measured at AC	7,610	6,996
Dividends
Financial assets measured at FVOCI	1,566	2,792
Gain on revaluation of equity instruments
Financial assets measured at FVPL *1	61,259	—
Other	13,357	9,516

Total	83,792	19,304

Financial expenses

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Interest expense
Financial liabilities measured at AC	5,916	6,377
Other	8,292	8,223
Foreign exchange loss, net *2	16,191	1,612
Loss on revaluation of equity instruments
Financial assets measured at FVPL *1	—	66,177
Other	10,683	21,751

Total	41,082	104,140

*1
Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares owned as of March 31, 2021 and March 31, 2022 resulted in an
unrealized gain, net of costs to be paid to Sony’s artists and distributed labels, of 51,310 million yen (480 million U.S. dollars) and an
unrealized loss, net of a decrease in costs to be paid to Sony’s artists and distributed labels, of 45,017 million yen (395 million U.S. dollars)
,
respectively.

*2	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.